Equity Method Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments in Unconsolidated Entities [Abstract]
Schedule of Equity Method Investments
The combined condensed balance sheets for Plural and Chile at December 31, 2013 and 2012 are presented below:

	2013	2012
Current assets	$94.9	$79.4
Long-term assets	92.9	91.2
Total assets	$187.8	$170.6

Current liabilities	$75.0	$42.9
Long-term liabilities	18.1	35.5
Total liabilities	$93.1	$78.4

The combined condensed statements of operations for Plural and Chile for years ended December 31, 2013, 2012 and 2011 are presented below:

	2013	2012	2011
Net sales	$221.2	$200.8	$221.5
Operating income (loss)	(0.7)	9.0	12.6
Net earnings (loss)	(3.9)	4.2	6.0